Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Aug. 30, 2019
Entity Registrant Name	Horizon Funds
Entity Central Index Key	0001643174
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 30, 2019
Document Effective Date	Aug. 30, 2019
Prospectus Date	Jun. 26, 2019